ALLIANCE
                            -------------------------
                                VARIABLE PRODUCTS
                            -------------------------
                                   SERIES FUND
                            -------------------------
                                QUASAR PORTFOLIO
                            -------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

                          Investment Products Offered
                          ---------------------------
                           > Are Not FDIC Insured
                           > May Lose Value
                           > Are Not Bank Guaranteed
                          ---------------------------

QUASAR PORTFOLIO
TEN LARGEST HOLDINGS
June 30, 2001 (unaudited)                Alliance Variable Products Series Fund
================================================================================

================================================================================
COMPANY                                  U.S. $ VALUE      PERCENT OF NET ASSETS
--------------------------------------------------------------------------------
CIMA Labs, Inc.                          $ 5,526,400                 2.4%
--------------------------------------------------------------------------------
SICOR, Inc.                                3,525,060                 1.5
--------------------------------------------------------------------------------
Iron Mountain, Inc.                        3,403,356                 1.5
--------------------------------------------------------------------------------
Trimeris, Inc.                             3,199,473                 1.4
--------------------------------------------------------------------------------
Biosite Diagnostics, Inc.                  3,189,760                 1.4
--------------------------------------------------------------------------------
Retek, Inc.                                3,168,834                 1.4
--------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc.                3,116,400                 1.4
--------------------------------------------------------------------------------
Insight Enterprises, Inc.                  2,824,850                 1.2
--------------------------------------------------------------------------------
Advent Software, Inc.                      2,819,400                 1.2
--------------------------------------------------------------------------------
Medicis Pharmaceutical Corp. Cl.A          2,787,800                 1.2
--------------------------------------------------------------------------------
                                         $33,561,333                14.6%
--------------------------------------------------------------------------------

QUASAR PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)                Alliance Variable Products Series Fund
================================================================================

Company                                               Shares       U.S. $ Value
--------------------------------------------------------------------------------

COMMON STOCKS-98.6%
TECHNOLOGY-25.7%
COMMUNICATION EQUIPMENT-1.4%
Digital Lightwave, Inc. (a) ..................         35,800        $ 1,323,168
New Focus, Inc. (a) ..........................         93,600            772,200
Stanford Microdevices, Inc. (a) ..............         66,300          1,043,562
                                                                     -----------
                                                                       3,138,930
                                                                     -----------
COMPUTER PERIPHERALS-1.2%
Advanced Energy Industries, Inc. (a) .........         31,700          1,308,259
Pericom Semiconductor Corp. (a) ..............         92,500          1,454,100
                                                                     -----------
                                                                       2,762,359
                                                                     -----------
COMPUTER SERVICES-1.6%
Netegrity, Inc. (a) ..........................         56,800          1,704,000
PEC Solutions, Inc. (a) ......................         85,400          1,887,340
                                                                     -----------
                                                                       3,591,340
                                                                     -----------
CONTRACT MANUFACTURING-3.0%
DDi Corp. (a) ................................        138,700          2,774,000
Plexus Corp. (a) .............................         39,800          1,313,400
Semtech Corp. (a) ............................         92,500          2,775,000
                                                                     -----------
                                                                       6,862,400
                                                                     -----------
INTERNET MEDIA-0.4%
EarthLink, Inc. (a) ..........................         66,300            934,830
                                                                     -----------
NETWORKING SOFTWARE-1.2%
Stratos Lightwave, Inc. (a) ..................        109,700          1,426,100
Ulticom, Inc. (a) ............................         39,100          1,321,580
                                                                     -----------
                                                                       2,747,680
                                                                     -----------
SEMI-CONDUCTOR CAPITAL EQUIPMENT-1.9%
Credence Systems Corp. (a) ...................         48,800          1,182,912
MKS Instruments, Inc. (a) ....................         51,700          1,488,960
Varian Semiconductor Equipment Associates,
   Inc. (a) ..................................         40,200          1,688,400
                                                                     -----------
                                                                       4,360,272
                                                                     -----------
SEMI-CONDUCTOR COMPONENTS-6.4%
Alpha Industries, Inc. (a) ...................         68,300          2,018,265
ANADIGICS, Inc (a) ...........................         73,500          1,690,500
ASAT Holdings, Ltd. (ADR) (Hong Kong) (a) ....        152,000            694,640
Brooks Automation, Inc. (a) ..................         25,300          1,166,330
Elantec Semiconductor, Inc. (a) ..............         66,900          2,260,551
Intersil Holding Corp. (a) ...................         68,200          2,482,480
IXYS Corp. (a) ...............................         58,500            912,600
Micrel, Inc. (a) .............................         56,600          1,867,800
Multilink Technology Corp. (a) ...............         36,700            524,810
Virata Corp. (a) .............................        102,600          1,215,810
                                                                     -----------
                                                                      14,833,786
                                                                     -----------
SOFTWARE-5.5%
Actuate Corp. (a) ............................        136,700        $ 1,305,485
Advent Software, Inc. (a) ....................         44,400          2,819,400
Informatica Corp. (a) ........................        120,700          2,095,352
MatrixOne, Inc. (a) ..........................         74,900          1,736,931
NetIQ Corp. (a) ..............................         50,200          1,570,758
Retek, Inc. (a) ..............................         66,100          3,168,834
                                                                     -----------
                                                                      12,696,760
                                                                     -----------
MISCELLANEOUS-3.1%
Aeroflex, Inc. (a) ...........................        130,500          1,370,250
Amphenol Corp. Cl.A (a) ......................         50,500          2,022,525
Exar Corp. (a) ...............................         97,100          1,918,696
Power-One, Inc. (a) ..........................         71,100          1,183,104
Precise Software Solutions, Ltd. (Israel) (a).         23,400            718,380
                                                                     -----------
                                                                       7,212,955
                                                                     -----------
                                                                      59,141,312
                                                                     -----------
HEALTH CARE-23.8%
BIOTECHNOLOGY-6.0%
CV Therapeutics, Inc. (a) ....................         34,900          1,989,300
Matrix Pharmaceutical, Inc. (a) ..............        146,400          1,526,952
OSI Pharmaceuticals, Inc. (a) ................         41,700          2,193,003
The Medicines Co. (a) ........................         77,700          1,592,073
Titan Pharmaceuticals, Inc. (a) ..............         70,500          2,115,705
Trimeris, Inc. (a) ...........................         63,900          3,199,473
United Therapeutics Corp. (a) ................         86,100          1,149,435
                                                                     -----------
                                                                      13,765,941
                                                                     -----------
DRUGS-8.5%
CIMA Labs, Inc. (a) ..........................         70,400          5,526,400
D & K Healthcare Resources, Inc. .............          4,100            151,085
ICN Pharmaceuticals, Inc. ....................         68,300          2,166,476
InterMune, Inc. (a) ..........................         67,200          2,393,664
Medicis Pharmaceutical Corp. Cl.A (a) ........         52,600          2,787,800
Noven Pharmaceuticals, Inc. (a) ..............         79,500          3,116,400
SICOR, Inc. (a) ..............................        152,600          3,525,060
                                                                     -----------
                                                                      19,666,885
                                                                     -----------
MEDICAL PRODUCTS-4.8%
Aksys, Ltd. (a) ..............................        108,700          1,129,393
Align Technology, Inc. (a) ...................          9,000             70,560
Biosite Diagnostics, Inc. (a) ................         71,200          3,189,760
Cytyc Corp. (a) ..............................         95,600          2,203,580
DUSA Pharmaceuticals, Inc. (a) ...............         92,800          1,325,184
Fisher Scientific International, Inc. (a) ....         72,100          2,090,900
INAMED Corp. (a) .............................         41,500          1,099,750
                                                                     -----------
                                                                      11,109,127
                                                                     -----------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
MEDICAL SERVICES-3.6%
LifePoint Hospitals, Inc. (a) ................           32,200       $1,425,816
Priority Healthcare Corp. Cl.B (a) ...........           68,500        1,937,180
Universal Health Services, Inc. Cl.B (a) .....           52,900        2,406,950
US Oncology, Inc. (a) ........................           94,300          838,327
Ventiv Health, Inc. (a) ......................           80,200        1,655,328
                                                                     -----------
                                                                       8,263,601
                                                                     -----------
MISCELLANEOUS-0.9%
Albany Molecular Research, Inc. (a) ..........           50,000        1,900,500
Argonaut Technologies, Inc. (a) ..............           24,100          125,320
                                                                     -----------
                                                                       2,025,820
                                                                     -----------
                                                                      54,831,374
                                                                     -----------
CONSUMER SERVICES-21.7%
ADVERTISING-0.3%
Getty Images, Inc. (a) .......................           25,400          667,004
                                                                     -----------
BROADCASTING & CABLE-2.9%
ADVO, Inc. (a) ...............................           17,900          611,285
Hispanic Broadcasting Corp. (a) ..............           42,000        1,204,980
Insight Communications Co., Inc. Cl.A (a) ....           16,600          415,000
Mediacom Communications Corp. Cl.A (a) .......           78,000        1,092,000
Sirius Satellite Radio, Inc. (a) .............           77,200          873,132
ValueVision International, Inc. Cl.A (a) .....           73,000        1,587,750
XM Satellite Radio Holdings, Inc. Cl.A (a) ...           62,800        1,017,360
                                                                     -----------
                                                                       6,801,507
                                                                     -----------
ENTERTAINMENT & LEISURE-3.4%
Activision, Inc. (a) .........................           62,300        2,445,275
FMC Technologies, Inc. (a) ...................           51,200        1,057,280
Hot Topic, Inc. (a) ..........................           55,200        1,716,720
Penton Media, Inc. ...........................           45,800          801,500
Take-Two Interactive Software, Inc. (a) ......           92,200        1,710,310
                                                                     -----------
                                                                       7,731,085
                                                                     -----------
PRINTING & PUBLISHING-1.2%
Barnes & Noble, Inc. (a) .....................           69,100        2,719,085
                                                                     -----------
RETAIL-GENERAL MERCHANDISE-5.0%
American Eagle Outfitters, Inc. (a) ..........           60,350        2,126,734
Freds, Inc. Cl.A .............................           62,375        1,606,156
Galyan's Trading, Inc. (a) ...................           70,800        1,444,320
MSC Industrial Direct Co., Inc. Cl.A (a) .....          145,600        2,533,440
THQ, Inc. (a) ................................           43,300        2,581,979
Ultimate Electronics, Inc. (a) ...............           41,700        1,351,914
                                                                     -----------
                                                                      11,644,543
                                                                     -----------
MISCELLANEOUS-8.9%
Alliance Data Systems Corp. (a) ..............           19,900      $   298,500
Career Education Corp. (a)  ..................           32,000        1,916,800
ChoicePoint, Inc. (a) ........................           31,898        1,341,311
Copart, Inc. (a) .............................           55,300        1,617,525
Edison Schools, Inc. Cl.A (a) ................           46,000        1,050,640
Insight Enterprises, Inc. (a) ................          115,300        2,824,850
Iron Mountain, Inc. (a) ......................           75,900        3,403,356
Optimal Robotics Corp. (Canada) (a) ..........           58,300        2,215,400
ScanSource, Inc. (a) .........................           30,800        1,460,536
Smartforce Public Limited Co.
   (ADR) (Ireland) (a) .......................           22,700          799,721
Watson Wyatt & Co. Holdings Cl.A (a) .........           50,400        1,178,352
West Corp. (a) ...............................          110,000        2,421,100
                                                                     -----------
                                                                      20,528,091
                                                                     -----------
                                                                      50,091,315
                                                                     -----------
FINANCE-7.8%
BANKING-MONEY CENTER-1.1%
UCBH Holdings, Inc. ..........................           81,500        2,473,525
                                                                     -----------
BANKS-REGIONAL-0.6%
   Greater Bay Bancorp .......................           53,800        1,343,924
                                                                     -----------
BROKERAGE & MONEY MANAGEMENT-0.9%
Southwest Bancorporation of Texas, Inc. (a) ..           72,800        2,199,288
                                                                     -----------
INSURANCE-4.3%
Arthur J. Gallagher & Co. ....................           93,600        2,433,600
Reinsurance Group of America, Inc. ...........           63,900        2,421,810
RenaissanceRe Holdings, Ltd. (Bermuda) .......           34,300        2,541,630
StanCorp Financial Group, Inc. ...............           52,900        2,506,931
                                                                     -----------
                                                                       9,903,971
                                                                     -----------
MISCELLANEOUS-0.9%
Investors Financial Services Corp. ...........           19,300        1,293,100
Radian Group, Inc. ...........................           16,800          679,560
                                                                     -----------
                                                                       1,972,660
                                                                     -----------
                                                                      17,893,368
                                                                     -----------
ENERGY-6.3%
DOMESTIC PRODUCERS-0.9%
Newfield Exploration Co. (a) .................           66,400        2,128,784
                                                                     -----------
OIL SERVICE-2.3%
Patterson-UTI Energy, Inc. (a) ...............           72,000        1,286,640
Spinnaker Exploration Co. (a) ................           56,900        2,268,034
W-H Energy Services, Inc. (a) ................           95,700        1,818,300
                                                                     -----------
                                                                       5,372,974
                                                                     -----------

QUASAR PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                              Alliance Variable Products Series Fund
===============================================================================

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
PIPELINES-1.7%
Cal Dive International, Inc. (a) ..........             89,800     $  2,209,080
Hydril Co. (a) ............................             71,400        1,625,778
                                                                   ------------
                                                                      3,834,858
                                                                   ------------
MISCELLANEOUS-1.4%
Peabody Energy Corp. (a) ..................             41,500        1,359,125
Stone Energy Corp. (a) ....................             41,100        1,820,730
                                                                   ------------
                                                                      3,179,855
                                                                   ------------
                                                                     14,516,471
                                                                   ------------
CAPITAL GOODS-6.0%
ELECTRICAL EQUIPMENT-2.5%
Active Power, Inc. (a) ....................             50,900          849,012
C&D Technologies, Inc. ....................             56,200        1,742,200
Cabot Microelectronics Corp. (a) ..........             17,300        1,072,600
L-3 Communications Holding, Inc. (a) ......             28,300        2,159,290
                                                                   ------------
                                                                      5,823,102
                                                                   ------------
ENGINEERING & CONSTRUCTION-0.6%
Insituform Technologies, Inc. Cl.A (a) ....             34,800        1,270,200
                                                                   ------------
POLLUTION CONTROL-1.0%
Tetra Tech, Inc. (a) ......................             85,600        2,328,320
                                                                   ------------
MISCELLANEOUS-1.9%
Dal-Tile International, Inc. (a) ..........            146,800        2,723,140
Toll Brothers, Inc. (a) ...................             43,400        1,706,054
                                                                   ------------
                                                                      4,429,194
                                                                   ------------
                                                                     13,850,816
                                                                   ------------
TRANSPORTATION-2.4%
AIR FREIGHT-0.4%
Expeditors International of
   Washington, Inc. .......................             13,800          827,986
                                                                   ------------
TRUCKING-1.2%
Swift Transportation Co., Inc. (a) ........            140,600        2,707,956
                                                                   ------------
MISCELLANEOUS-0.8%
Tower Automotive, Inc. (a) ................            186,500        1,911,625
                                                                   ------------
                                                                      5,447,567
                                                                   ------------

                                                     Shares or
                                                     Principal
                                                      Amount
Company                                                (000)       U.S. $ Value
--------------------------------------------------------------------------------
BASIC INDUSTRY-1.9%
CHEMICALS-1.0%
OM Group, Inc. ............................             40,600     $  2,283,750
                                                                   ------------
PAPER & FOREST PRODUCTS-0.9%
Pactiv Corp. (a) ..........................            165,700        2,220,380
                                                                   ------------
                                                                      4,504,130
                                                                   ------------
CONSUMER STAPLES-1.9%
FOOD-1.0%
Performance Food Group Co. (a) ............             81,800        2,253,590
                                                                   ------------
RETAIL-FOOD & DRUG-0.9%
Duane Reade, Inc. (a) .....................             64,900        2,109,250
                                                                   ------------
                                                                      4,362,840
                                                                   ------------
UTILITIES-1.1%
MISCELLANEOUS-1.1%
FLAG Telecom Holdings, Ltd. (Bermuda) (a) .            104,200          529,336
GT Group Telecom, Inc. Cl.B (a) ...........            103,200          619,200
Rural Cellular Corp. Cl.A (a) .............             30,600        1,386,180
                                                                   ------------
                                                                      2,534,716
                                                                   ------------
Total Common Stocks (cost $217,225,796) ...                         227,173,909
                                                                   ------------
SHORT-TERM INVESTMENT-2.4%
TIME DEPOSIT-2.4%
State Street Euro Dollar
   3.25%, 7/02/01 (amortized cost
   $5,659,000) ............................      $       5,659        5,659,000
                                                                   ------------
TOTAL INVESTMENTS-101.0%
   (cost $222,884,796) ....................                         232,832,909
Other assets less liabilities-(1.0%) ......                          (2,349,326)
                                                                   ------------
NET ASSETS-100% ...........................                        $230,483,583
                                                                   ============

--------------------------------------------------------------------------------
(a)   Non-income producing security.

      Glossary of Terms:

      ADR - American Depositary Receipts.

      See Notes to Financial Statements.

QUASAR PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $222,884,796) ...    $ 232,832,909
   Cash ......................................................               13
   Collateral held for securities loaned .....................        9,563,000
   Receivable for investment securities sold .................          846,887
   Dividends and interest receivable .........................           23,204
   Deferred organization expenses ............................              767
                                                                  -------------
   Total assets ..............................................    $ 243,266,780
                                                                  =============
LIABILITIES
   Payable for collateral received on securities loaned ......        9,563,000
   Payable for investment securities purchased ...............        3,020,542
   Advisory fee payable ......................................          137,742
   Accrued expenses ..........................................           61,913
                                                                  -------------
   Total liabilities .........................................       12,783,197
                                                                  -------------
NET ASSETS ...................................................    $ 230,483,583
                                                                  =============
COMPOSITION OF NET ASSETS
   Capital stock, at par .....................................    $      20,771
   Additional paid-in capital ................................      242,104,638
   Undistributed net investment loss .........................         (689,772)
   Accumulated net realized loss on investments ..............      (20,900,167)
   Net unrealized appreciation of investments ................        9,948,113
                                                                  -------------
                                                                  $ 230,483,583
                                                                  =============
Class A Shares
   Net assets ................................................    $ 225,451,767
                                                                  =============
   Shares of capital stock outstanding .......................       20,316,572
                                                                  =============
   Net asset value per share .................................    $       11.10
                                                                  =============
Class B Shares
   Net assets ................................................    $   5,031,816
                                                                  =============
   Shares of capital stock outstanding .......................          454,580
                                                                  =============
   Net asset value per share .................................    $       11.07
                                                                  =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

QUASAR PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2001
(unaudited)                               Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest ..................................................     $    178,888
   Dividends .................................................          140,700
                                                                   ------------
   Total investment income ...................................          319,588
                                                                   ------------
EXPENSES
   Advisory fee ..............................................        1,060,195
   Distribution fee - Class B ................................            2,175
   Custodian .................................................           66,442
   Administrative ............................................           32,781
   Audit and legal ...........................................           25,290
   Printing ..................................................            9,557
   Transfer agency ...........................................            4,391
   Amortization of organization expenses .....................            2,534
   Directors' fees ...........................................              724
   Miscellaneous .............................................              268
                                                                   ------------
   Total expenses ............................................        1,204,357
   Less: expenses waived and reimbursed ......................         (194,997)
                                                                   ------------
   Net expenses ..............................................        1,009,360
                                                                   ------------
   Net investment loss .......................................         (689,772)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investment transactions ..............      (19,040,200)
   Net change in unrealized appreciation/depreciation
     of investments ..........................................       11,902,221
                                                                   ------------
   Net loss on investments ...................................       (7,137,979)
                                                                   ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ...................     $ (7,827,751)
                                                                   ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

QUASAR PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                          Six Months Ended    Year Ended
                                                                            June 30, 2001     December 31,
                                                                             (unaudited)         2000
                                                                          ================   ==============
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ..................................................   $    (689,772)   $    (885,381)
   Net realized gain (loss) investments .................................     (19,040,200)       7,938,018
   Net change in unrealized appreciation/depreciation of investments ....      11,902,221      (16,400,536)
                                                                            -------------    -------------
   Net decrease in net assets from operations ...........................      (7,827,751)      (9,347,899)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ............................................................              -0-        (657,364)
   Net realized gain on investments
     Class A ............................................................      (6,864,432)      (4,601,546)
     Class B ............................................................        (177,131)              -0-
CAPITAL STOCK TRANSACTIONS
   Net increase .........................................................      12,678,794       77,669,578
                                                                            -------------    -------------
   Total increase (decrease) ............................................      (2,190,520)      63,062,769
NET ASSETS
   Beginning of period ..................................................     232,674,103      169,611,334
                                                                            -------------    -------------
   End of period ........................................................   $ 230,483,583    $ 232,674,103
                                                                            =============    =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

QUASAR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Quasar Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Organization Expenses

Organization expenses of $26,098 have been deferred and are being amortized on a straight line basis through August 2001.

4. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

                                          Alliance Variable Products Series Fund
================================================================================

6. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

7. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of 1% of the Portfolio's average daily net assets.

During the six months ended June 30, 2001, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2001, such waivers/reimbursements amounted to $194,997.

Brokerage commissions paid on investment transactions for the six months ended June 30, 2001 amounted to $214,430, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

QUASAR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

Purchases:
Stocks and debt obligations ............................         $138,786,344
U.S. government and agencies ...........................                   -0-
Sales:
Stocks and debt obligations ............................         $134,159,250
U.S. government and agencies ...........................                   -0-

At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation ..........................         $ 30,272,126
Gross unrealized depreciation ..........................          (20,324,013)
                                                                 ------------
Net unrealized appreciation ............................         $  9,948,113
                                                                 ============

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net capital losses of $771,525 during the fiscal year.

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the Portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2001, the Portfolio had no outstanding forward exchange currency contracts.

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase

                                          Alliance Variable Products Series Fund
================================================================================

transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE E: Securities Lending

The Portfolio has entered into a securities lending agreement with UBS/Paine Webber, Inc. (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Portfolio, administers the lending of portfolio securities to certain broker-dealers. In return, the Portfolio receives fee income from the lending transactions. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. Government securities. The Lending Agent invests the cash collateral in an eligible money market vehicle in accordance with the investment restrictions of the Portfolio. UBS/Paine Webber will indemnify the Portfolio or any loss resulting from a borrower's failure to return a loaned security when due. As of June 30, 2001, the Portfolio had loaned securities with a value of $9,148,643 and received cash collateral of $9,563,000. For the six months ended June 30, 2001, the Portfolio received fee income of $24,294 which is included in interest income in the accompanying Statement of Operations.

--------------------------------------------------------------------------------

NOTE F: Capital Stock

There are 1,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 500,000,000 authorized shares. Transactions in capital stock were as follows:

                                      -----------------------------------   -----------------------------------
                                                    SHARES                                AMOUNT
                                      -----------------------------------   -----------------------------------
                                      Six Months Ended      Year Ended      Six Months Ended      Year Ended
                                        June 30, 2001      December 31,       June 30, 2001      December 31,
                                         (unaudited)           2000            (unaudited)           2000
                                      ================   ================   ================   ================
Class A
Shares sold.......................         17,174,341         54,680,516     $  189,688,357     $  696,227,537
Shares issued in reinvestment of
   dividends and distributions....            627,462            417,374          6,864,432          5,258,910
Shares redeemed...................        (17,101,779)       (48,523,546)      (188,609,562)      (624,279,001)
                                       --------------     --------------     --------------     --------------
Net increase......................            700,024          6,574,344     $    7,943,227     $   77,207,446
                                       ==============     ==============     ==============     ==============

                                      Six Months Ended  August 11, 2000* to   Six Months Ended   August 11, 2000* to
                                        June 30, 2001       December 31,        June 30, 2001         December 31,
                                         (unaudited)           2000              (unaudited)             2000
                                      ================  ===================   ================   ===================
Class B
Shares sold.......................            495,568             37,317       $    5,525,569       $      468,643
Shares issued in reinvestment of
distributions.....................             16,236                 -0-             177,131                   -0-
Shares redeemed...................            (94,017)              (524)            (967,133)              (6,511)
                                       --------------     --------------       --------------       --------------
Net increase......................            417,787             36,793       $    4,735,567       $      462,132
                                       ==============     ==============       ==============       ==============

--------------------------------------------------------------------------------

* Commencement of distribution.

QUASAR PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE G: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE H: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2001.

QUASAR PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                          --------------------------------------------------------------------------------------
                                                                                 CLASS A
                                          --------------------------------------------------------------------------------------
                                           Six Months                                                                August 5,
                                             Ended                         Year Ended December 31,                   1996(a) to
                                          June 30, 2001      ===================================================    December 31,
                                           (unaudited)          2000         1999           1998         1997           1996
                                          =============      =========     =========     =========     =========    ============
Net asset value, beginning of period ...    $   11.84        $   13.00     $   11.14     $   12.61     $   10.64     $   10.00
                                            ---------        ---------     ---------     ---------     ---------     ---------
Income From Investment Operations
Net investment income (loss) (b)(c) ....         (.03)            (.06)          .08           .07           .02           .04
Net realized and unrealized gain
   (loss) on investment
   transactions ........................         (.36)            (.71)         1.82          (.49)         1.96           .60
                                            ---------        ---------     ---------     ---------     ---------     ---------
Net increase (decrease) in net asset
   value from operations ...............         (.39)            (.77)         1.90          (.42)         1.98           .64
                                            ---------        ---------     ---------     ---------     ---------     ---------
Less: Dividends and Distributions
Dividends from net investment income ...           -0-            (.05)         (.04)         (.01)         (.01)           -0-
Distributions from net realized gains ..         (.35)            (.34)           -0-        (1.04)           -0-           -0-
                                            ---------        ---------     ---------     ---------     ---------     ---------
Total dividends and distributions ......         (.35)            (.39)         (.04)        (1.05)         (.01)           -0-
                                            ---------        ---------     ---------     ---------     ---------     ---------
Net asset value, end of period .........    $   11.10        $   11.84     $   13.00     $   11.14     $   12.61     $   10.64
                                            =========        =========     =========     =========     =========     =========
Total Return
Total investment return based
   on net asset value (d) ..............        (3.25)%          (6.09)%       17.08%        (4.49)%       18.60%         6.40%
Ratios/Supplemental Data
Net assets, end of period
   (000's omitted) .....................    $ 225,452        $ 232,239     $ 169,611     $  90,870     $  59,277     $   8,842
Ratio to average net assets of:
   Expenses, net of waivers
     and reimbursements ................          .95%(e)          .95%          .95%          .95%          .95%          .95%(e)
   Expenses, before waivers
     and reimbursements ................         1.13%(e)         1.14%         1.19%         1.30%         1.37%         4.44%(e)
   Net investment income (loss) (c) ....         (.65)%(e)        (.46)%         .72%          .55%          .17%          .93%(e)
Portfolio turnover rate ................           62%             178%          110%          107%          210%           40%

--------------------------------------------------------------------------------

See footnote summary on page 14.

QUASAR PORTFOLIO
FINANCIAL HIGHLIGHTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                       -------------------------------
                                                                  CLASS B
                                                       -------------------------------
                                                        Six Months        August 11,
                                                           Ended          2000(f) to
                                                       June 30, 2001     December 31,
                                                        (unaudited)           2000
                                                       =============     =============
Net asset value, beginning of period ...............      $ 11.82           $ 13.00
                                                          -------           -------
Income From Investment Operations
Net investment loss (b)(c) .........................         (.04)             (.03)
Net realized and unrealized loss on
   investment transactions .........................         (.36)            (1.15)
                                                          -------           -------
Net decrease in net asset value from operations ....         (.40)            (1.18)
                                                          -------           -------
Less: Distributions
Dividends from net investment income ...............           -0-               -0-
Distributions from net realized gains ..............         (.35)               -0-
                                                          -------           -------
Total distributions ................................         (.35)               -0-
                                                          -------           -------
Net asset value, end of period .....................      $ 11.07           $ 11.82
                                                          =======           =======
Total Return
Total investment return based on net asset value (d)        (3.34)%           (8.16)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........      $ 5,032           $   435
Ratios to average net assets of:
   Expenses, net of waivers and reimbursements (e) .         1.20%             1.20%
   Expenses, before waivers and reimbursements (e) .         1.39%             1.41%
   Net investment loss (c) (e) .....................         (.89)%            (.69)%
Portfolio turnover rate ............................           62%              178%

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Based on average shares outstanding.

(c)   Net of expenses reimbursed or waived by the Adviser.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f)   Commencement of distribution.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
Jack F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
E. Jeanne Goetz, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Gregory R. Sawers, Vice President
Kevin F. Simms, Vice President
Kenneth D. Smalley, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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